UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31
                         --------

Date of reporting period:  JUNE 30, 2006
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                               THE OSTERWEIS FUND
              SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (UNAUDITED)

     SHARES                                                           VALUE
     ------                                                           -----
               COMMON STOCKS: 87.8%
               AIRLINES: 1.0%
     183,950   AirTran Holdings, Inc.*<F1>                          2,733,497
                                                                 ------------
               BEVERAGES: 2.3%
      77,400   Diageo Plc - ADR                                     5,228,370
      20,000   PepsiCo, Inc.                                        1,200,800
                                                                 ------------
                                                                    6,429,170
                                                                 ------------
               BIOTECHNOLOGY: 4.9%
     142,375   Charles River Laboratories
                 International, Inc.*<F1>                           5,239,400
     125,225   Invitrogen Corp.*<F1>                                8,273,616
                                                                 ------------
                                                                   13,513,016
                                                                 ------------
               COMMERCIAL BANKS: 2.8%
     115,900   Wells Fargo & Co.                                    7,774,572
                                                                 ------------
               COMMERCIAL SERVICES & SUPPLIES: 10.0%
     128,225   Avery Dennison Corp.                                 7,444,743
     197,225   Pitney Bowes, Inc.                                   8,145,393
     136,225   Republic Services, Inc.                              5,495,317
     616,625   The ServiceMaster Co.                                6,369,736
                                                                 ------------
                                                                   27,455,189
                                                                 ------------
               CONSUMER FINANCE: 3.0%
     158,300   SLM Corp.                                            8,377,236
                                                                 ------------
               CONTAINERS & PACKAGING: 2.9%
     507,600   Crown Holdings, Inc.*<F1>                            7,903,332
                                                                 ------------
               ELECTRIC UTILITIES: 2.0%
     207,825   ITC Holdings Corp.                                   5,523,988
                                                                 ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.5%
     149,875   Lipman Electronic Engineering Ltd.*<F1>              4,253,453
                                                                 ------------
               ENERGY EQUIPMENT & SERVICES: 2.6%
     108,200   Schlumberger Ltd.                                    7,044,902
                                                                 ------------
               FOOD & STAPLES RETAILING: 1.6%
      77,200   Costco Wholesale Corp.                               4,410,436
                                                                 ------------
               FOOD PRODUCTS: 2.2%
     145,325   H.J. Heinz Co.                                       5,990,296
                                                                 ------------
               GAS UTILITIES: 3.1%
     313,982   Southern Union Co.                                   8,496,353
                                                                 ------------
               HEALTH CARE EQUIPMENT & SUPPLIES: 4.7%
      90,400   Bausch & Lomb, Inc.                                  4,433,216
     191,975   Kinetic Concepts, Inc.*<F1>                          8,475,696
                                                                 ------------
                                                                   12,908,912
                                                                 ------------
               HEALTH CARE PROVIDERS & SERVICES: 6.3%
   1,229,225   Healthsouth Corp.*<F1>                               4,732,516
     138,300   Manor Care, Inc.                                     6,489,036
     735,850   Service Corp. International                          5,989,819
                                                                 ------------
                                                                   17,211,371
                                                                 ------------
               HOTELS, RESTAURANTS & LEISURE: 1.9%
      74,825   Station Casinos, Inc.                                5,094,086
                                                                 ------------
               INSURANCE: 2.8%
     222,000   Genworth Financial, Inc. - Class A                   7,734,480
                                                                 ------------
               INTERNET SOFTWARE & SERVICES: 5.6%
     327,500   United Online, Inc.                                  3,930,000
     202,825   VeriSign, Inc.*<F1>                                  4,699,455
     328,475   Websense, Inc.*<F1>                                  6,746,877
                                                                 ------------
                                                                   15,376,332
                                                                 ------------
               INVESTMENT MANAGEMENT: 2.2%
     591,400   Azimut Holding Spa2<F3>                              6,164,908
                                                                 ------------
               MEDIA: 8.7%
     463,300   Citadel Broadcasting Corp.                           4,123,370
     126,475   Lamar Advertising Co. - Class A*<F1>                 6,811,943
     119,761   Liberty Global, Inc. - Class A*<F1>                  2,574,862
     119,761   Liberty Global, Inc. - Series C*<F1>                 2,463,484
     140,757   R.H. Donnelley Corp.*<F1>                            7,610,731
      46,800   Westwood One, Inc.                                     351,000
                                                                 ------------
                                                                   23,935,390
                                                                 ------------
               PHARMACEUTICALS: 6.5%
     185,575   Endo Pharmaceuticals Holdings, Inc.*<F1>             6,120,264
     136,900   Johnson & Johnson                                    8,203,048
      78,175   Shire Pharmaceuticals Plc - ADR                      3,457,680
                                                                 ------------
                                                                   17,780,992
                                                                 ------------
               REAL ESTATE: 1.2%
     250,825   Trustreet Properties, Inc.                           3,308,382
                                                                 ------------
               ROAD & RAIL: 2.5%
     278,050   Laidlaw International, Inc.                          7,006,860
                                                                 ------------
               SPECIALTY RETAIL: 2.7%
     685,500   Kingfisher Plc2<F3>                                  3,023,314
   2,401,550   Signet Group Plc2<F3>                                4,263,343
                                                                 ------------
                                                                    7,286,657
                                                                 ------------
               THRIFTS & MORTGAGE FINANCE: 2.8%
     134,850   Freddie Mac                                          7,687,798
                                                                 ------------
               TOTAL COMMON STOCKS
               (Cost $211,496,749)                                241,401,608
                                                                 ------------
               INVESTMENT COMPANIES: 2.4%
     400,025   Ares Capital Corp.                                   6,772,423
                                                                 ------------
               TOTAL INVESTMENT COMPANIES
               (Cost $6,345,245)                                    6,772,423
                                                                 ------------
    PRINCIPAL
     AMOUNT                                                           VALUE
     ------                                                           -----
               BONDS: 3.6%
               CONVERTIBLE BONDS: 1.5%
               ELECTRONICS: 1.5%
$  4,180,000   Sanmina - SCI Corp.,
                 3.000%, 03/15/2007                                 4,065,050
                                                                 ------------
               TOTAL CONVERTIBLE BONDS
               (Cost $4,095,376)                                    4,065,050
                                                                 ------------
               CORPORATE BONDS: 2.1%
               PAPER & FOREST PRODUCTS: 0.1%
     380,000   Bowater, Inc.,
                 8.329%, 03/15/20101<F2>                              381,900
                                                                 ------------
               PERSONAL CREDIT INSTITUTIONS: 2.0%
   5,350,000   General Motors Acceptance Corp.,
                 6.125%, 09/15/2006                                 5,342,355
                                                                 ------------
               TOTAL CORPORATE BONDS
               (Cost $5,730,104)                                    5,724,255
                                                                 ------------

   SHARES                                                            VALUE
   ------                                                            -----
               SHORT-TERM INVESTMENT: 4.5%
  12,418,916   Goldman Sachs Financial
                 Square - Prime Obligations Fund                   12,418,916
                                                                 ------------
               TOTAL SHORT-TERM INVESTMENT
               (Cost $12,418,916)                                  12,418,916
                                                                 ------------
               TOTAL INVESTMENTS IN SECURITIES: 98.3%
               (Cost $240,086,390)                                270,382,252
               Other Assets in Excess of Liabilities: 1.7%          4,678,678
                                                                 ------------
               TOTAL NET ASSETS: 100.0%                          $275,060,930
                                                                 ------------
                                                                 ------------
ADR  American Depository Receipt.
*<F1>     Non-income producing security.
1<F2>     Variable rate security; rate shown is the rate in effect on June 30,
          2006.
2<F3>     Security denominated in a foreign currency.

     The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*<F4>:

     Cost of investments                   $240,086,390
                                           ------------
     Gross unrealized appreciation           40,589,028
     Gross unrealized depreciation          (10,293,166)
                                           ------------
     Net unrealized appreciation            $30,295,862

*<F4> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

                      THE OSTERWEIS STRATEGIC INCOME FUND
              SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                            VALUE
    ------                                                            -----
               BONDS: 84.5%
               CONVERTIBLE BONDS: 48.3%
               BIOTECHNOLOGY: 8.6%
$  2,250,000   CuraGen Corp.,
                 6.000%, 02/02/2007                               $ 2,224,687
   2,536,000   Millennium Pharmaceuticals, Inc.,
                 5.500%, 01/15/2007                                 2,536,000
                                                                  -----------
                                                                    4,760,687
                                                                  -----------
               CHEMICALS & ALLIED PRODUCTS: 2.7%
   1,500,000   Nektar Therapeutics,
                 5.000%, 02/08/2007                                 1,490,625
                                                                  -----------
               COMMUNICATIONS EQUIPMENT: 2.3%
     600,000   McDATA Corp.,
                 3.000%, 02/15/2007                                   587,250
     750,000   Nortel Networks Corp.,
                 4.250%, 09/01/2008                                   710,625
                                                                  -----------
                                                                    1,297,875
                                                                  -----------
               ELECTRONICS: 4.8%
   2,780,000   Sanmina - SCI Corp.,
                 3.000%, 03/15/2007                                 2,703,550
                                                                  -----------
               HEALTH CARE EQUIPMENT & SUPPLIES: 2.1%
   1,000,000   Bausch & Lomb Inc., 5.311%, 08/01/2023               1,176,790
                                                                  -----------

               HEALTH CARE PROVIDERS & SERVICES: 1.5%
   1,000,000   SFBC International, Inc.,
                 2.250%, 08/15/2024                                   853,750
                                                                  -----------
               INTERNET & CATALOG RETAIL: 1.8%
   1,000,000   Collegiate Pacific, Inc.,
                 5.750%, 12/01/2009 (Cost $1,049,755;
                 Acquired 09/08/2005 and 10/18/2005)1<F5>             982,500
                                                                  -----------
               MEDIA: 7.4%
   2,600,000   Echostar Communications Corp.,
                 5.750%, 05/15/2008                                 2,561,000
   1,800,000   Sinclair Broadcast Group, Inc.,
                 6.000%, 09/15/2012                                 1,566,000
                                                                  -----------
                                                                    4,127,000
                                                                  -----------
               PHARMACEUTICALS: 2.1%
   1,150,000   Sepracor, Inc.,
                 5.000%, 02/15/2007                                 1,147,125
                                                                  -----------
               SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 4.9%
     500,000   Agere Systems, Inc.,
                 6.500%, 12/15/2009                                   496,875
     750,000   Axcelis Technologies, Inc.,
                 4.250%, 01/15/2007                                   740,625
   1,020,000   International Rectifier Corp.,
                 4.250%, 07/15/2007                                 1,007,250
     500,000   TriQuint Semiconductor, Inc.,
                 4.000%, 03/01/2007                                   493,750
                                                                  -----------
                                                                    2,738,500
                                                                  -----------
               SOFTWARE: 10.1%
   1,000,000   Mentor Graphics Corp.,
                 6.810%, 08/06/2023 2<F6>                             990,000
   2,500,000   Mercury Interactive Corp.,
                 0.000%, 05/01/2008                                 2,625,000
   2,000,000   Veritas Software Corp.,
                 0.250%, 08/01/2013                                 1,995,000
                                                                  -----------
                                                                    5,610,000
                                                                  -----------
               TOTAL CONVERTIBLE BONDS
               (Cost $26,784,527)                                  26,888,402
                                                                  -----------
               CORPORATE BONDS: 36.2%
               AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.8%
     450,000   The Pep Boys - Manny, Moe & Jack Inc.,
                 6.920%, 07/07/2006                                   450,000
                                                                  -----------
               BANKS: 3.2%
   1,750,000   Emigrant Capital Trust,
                 7.330%, 04/14/2034 (Cost $1,741,250;
                 Acquired 08/12/2004)1<F5>, 2<F6>                   1,747,753
                                                                  -----------
               CAPITAL MARKETS: 4.1%
   2,300,000   Affiliated Managers Group, Inc.,
                 5.406%, 11/17/20062                                2,291,306
                                                                  -----------
               ENERGY EQUIPMENT & SERVICES: 0.9%
     500,000   Newpark Resources, Inc.,
                 8.625%, 12/15/2007                                   501,250
                                                                  -----------
               FOOD & STAPLES RETAILING: 2.1%
   1,182,000   Di Giorgio Corp.,
                 10.000%, 06/15/2007                                1,184,955
                                                                  -----------
               FOREST PRODUCTS & PAPER: 1.6%
     965,000   Newark Group, Inc.,
                 9.750%, 03/15/2014                                   897,450
                                                                  -----------
               HEALTH CARE PROVIDERS & SERVICES: 2.8%
     750,000   HealthSouth Corp.,
                 7.375%, 10/01/2006                                   753,281
     775,000   HealthSouth Corp.,
                 10.750%, 10/01/2008                                  794,375
                                                                  -----------
                                                                    1,547,656
                                                                  -----------
               HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 2.1%
   1,250,000   Gregg Appliances, Inc.,
                 9.000%, 02/01/2013                                 1,159,375
                                                                  -----------
               HOTELS, RESTAURANTS & LEISURE: 5.4%
   1,000,000   The Restaurant Co.,
                 10.000%, 10/01/2013                                  920,000
   2,000,000   Sbarro, Inc.,
                 11.000%, 09/15/2009                                2,047,500
                                                                  -----------
                                                                    2,967,500
                                                                  -----------
               HOTELS, ROOMING HOUSES, CAMPS & OTHER
                 LODGING PLACES: 1.3%
     750,000   155 East Tropicana LLC,
                 8.750%, 04/01/2012                                   718,125
                                                                  -----------
               RETAIL: 6.7%
   1,375,000   General Nutrition Centers, Inc.,
                 8.500%, 12/01/2010                                 1,337,188
   2,500,000   Harry & David Operations,
                 10.231%, 03/01/20122<F6>                           2,387,500
                                                                  -----------
                                                                    3,724,688
                                                                  -----------
               SPECIALTY RETAIL: 1.8%
   1,050,000   Golfsmith International Holdings, Inc.,
                 8.375%, 10/15/2009                                 1,013,250
                                                                  -----------
               TOBACCO: 3.4%
   2,000,000   Alliance One International, Inc.,
                 11.000%, 05/15/2012                                1,910,000
                                                                  -----------
               TOTAL CORPORATE BONDS
               (Cost $20,147,597)                                  20,113,308
                                                                  -----------
               TOTAL BONDS
               (Cost $46,932,124)                                  47,001,710
                                                                  -----------

    SHARES                                                            VALUE
    ------                                                            -----
               INVESTMENT COMPANIES: 4.8%
     156,250   Ares Capital Corp.                                   2,645,313
                                                                  -----------
               TOTAL INVESTMENT COMPANIES
               (Cost $2,507,925)                                    2,645,313
                                                                  -----------
               COMMON & PREFERRED STOCK: 2.0%
               DIVERSIFIED FINANCIAL SERVICES: 1.1%
      39,575   JER Investors Trust, Inc.                              615,391
                                                                  -----------
               HOTELS RESTAURANTS & LEISURE: 0.9%
      23,975   Six Flags, Inc., Pfd.                                  517,860
                                                                  -----------
               TOTAL COMMON & PREFERRED STOCK
               (Cost $1,275,001)                                    1,133,251
                                                                  -----------
               SHORT-TERM INVESTMENT: 7.6%
   4,214,447   Goldman Sachs Financial Square - Prime
                 Obligations Fund                                   4,214,447
                                                                  -----------
               TOTAL SHORT-TERM INVESTMENT
               (Cost $4,214,447)                                    4,214,447
                                                                  -----------
               TOTAL INVESTMENTS IN SECURITIES: 98.9%
               (Cost $54,929,497)                                  54,994,721
               Other Assets in Excess of Liabilities: 1.1%            597,658
                                                                  -----------
               TOTAL NET ASSETS: 100.0%                           $55,592,379
                                                                  -----------
                                                                  -----------

1<F5> Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified, institutional buyers. At June 30, 2006, the value of these securities amounted to $2,730,253 or 4.91% of net assets.
2<F6> Variable rate security; rate shown is the rate in effect on June 30, 2006.

     The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*<F7>:

     Cost of investments                    $54,929,497
                                            -----------
     Gross unrealized appreciation              694,687
     Gross unrealized depreciation             (629,463)
                                            -----------
     Net unrealized appreciation                $65,224

*<F7> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ----------------------------------------
                              Robert M. Slotky, President

     Date  August 15, 2006
           -----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F8> /s/ Robert M. Slotky
                                   --------------------------------------
                                   Robert M. Slotky, President

     Date  August 15, 2006
           -------------------

     By (Signature and Title)*<F8> /s/ Eric W. Falkeis
                                   --------------------------
                                   Eric W. Falkeis, Treasurer

     Date  August 15, 2006
           ------------------

*<F8> Print the name and title of each signing officer under his or her signature.